Income Taxes (Tables)	12 Months Ended
	Oct. 31, 2018	Aug. 31, 2018
Reserve Quantities [Line Items]
Schedule of canadian federal and provincial statutory effective tax rate

	2018	2017	2016
Net loss before recovery of income taxes	$516,323	$2,097,738	$13,531,587
Expected income tax (recovery) expense	(136,830)	(555,901)	(3,585,871)
Share based compensation and non-deductible expenses	80,740	302,853	—
Debt forgiveness	—	236,907	—
Non-taxable items and others	—	—	3,458,054
Change in tax benefits not recognized	56,090	16,141	127,817
Income tax (recovery) expense	$—	$—	$—

Schedule of unrecognized deferred tax assets

	2018	2017	2016
Non-capital losses carried forward - Canada	$5,370,460	$5,154,600	$1,313,096
Share issue costs	12,590	16,790	5,621
Capital losses carry forwards	—	—	28,070
Oil and gas interests	—	—	76,713
Unrecognized deferred tax asset	$5,383,050	$5,171,390	$1,423,500

Schedule of non-capital losses expire

2030	703,290
2031	648,310
2032	1,200,570
2033	870,780
2034	662,600
2035	258,560
2036	766,380
2037	44,120
2038	215,850
$5,370,460

Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of income tax recovery

		2018
Income (loss) before income taxes		$(7,509,986)

Expected income tax recovery	27.60%	(2,072,756)
Loss (income) related to entities taxed as partnerships	(21.95)%	1,648,189
Temporary differences related to inventory valuation	0.32%	(24,262)
Non-deductible expenses	(0.39)%	29,378
Temporary differences related to cost of goods sold	(3.27)%	245,410
Unrealized gain on biological assets	1.99%	(149,413)
Losses and other deductions for which no benefit has been recognized	(4.30)%	323,454
Income tax expense	-	$-

Schedule of Deferred Taxes

	2018	2017
Deferred Tax Assets
Start-up costs	$200,231	$-
Inventory	48,498	-
Biological asset fair value adjustment	(149,955)	-
Net operating loss carry-forwards	335,701	-
Allowance for doubtful accounts	29,485	-
Deferred Tax Assets, gross	463,960	-

Deferred taxes not recognized	(463,960)	-
Net deferred tax assets	$-	$-